Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 88.94%
Affiliated master portfolios: 88.94%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$24,441,700
Allspring Emerging Markets Bond Portfolio		2,094,655
Allspring Factor Enhanced Emerging Markets Equity Portfolio		18,255,800
Allspring Factor Enhanced International Equity Portfolio		61,513,405
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		78,409,337
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		24,990,162
Allspring High Yield Corporate Bond Portfolio		2,073,994
Allspring Investment Grade Corporate Bond Portfolio		12,842,852
Total investment companies (Cost $226,860,108)		224,621,905

		Yield
Short-term investments: 6.53%
Investment companies: 6.53%
Allspring Government Money Market Fund Select Class♠∞		5.29%	16,501,632	16,501,632
Total short-term investments (Cost $16,501,632)				16,501,632
Total investments in securities (Cost $243,361,740)	95.47%			241,123,537
Other assets and liabilities, net	4.53			11,434,243
Total net assets	100.00%			$252,557,780

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$25,216,500	$(8,714,868)	$0	$0	$16,501,632	16,501,632	$30,282
See accompanying notes to portfolio of investments
Dynamic Target 2040 Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	9.38%	10.11%	$(3,175,118)	$2,456,620	$0	$544,664	$33,800	$24,441,700
Allspring Emerging Markets Bond Portfolio	15.18	15.92	(499,168)	502,625	0	86,146	3,297	2,094,655
Allspring Factor Enhanced Emerging Markets Equity Portfolio	16.42	17.18	678,996	(229,817)	471,635	0	20,155	18,255,800
Allspring Factor Enhanced International Equity Portfolio	13.49	14.08	10,061,600	(6,276,640)	1,283,239	0	77,378	61,513,405
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	20.77	21.11	27,313,869	(18,159,201)	1,174,469	0	103,121	78,409,337
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	20.39	20.94	900,313	(553,129)	290,078	0	41,411	24,990,162
Allspring High Yield Corporate Bond Portfolio	15.20	15.99	(362,188)	325,012	0	98,568	4,344	2,073,994
Allspring Investment Grade Corporate Bond Portfolio	15.22	15.98	(1,539,075)	1,370,572	0	404,037	8,728	12,842,852
			$33,379,229	$(20,563,958)	$3,219,421	$1,133,415	$292,234	$224,621,905
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	899	12-15-2023	$205,138,116	$205,724,913	$586,797	$0
Micro E-Mini S&P 500	172	12-15-2023	3,926,195	3,936,005	9,810	0
					$596,607	$0
See accompanying notes to portfolio of investments
2 | Dynamic Target 2040 Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company.  Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Dynamic Target 2040 Fund | 3

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$16,501,632	$0	$0	$16,501,632
Investments measured at net asset value*				224,621,905
	16,501,632	0	0	241,123,537
Futures contracts	596,607	0	0	596,607
Total assets	$17,098,239	$0	$0	$241,720,144

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $224,621,905 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of November 30, 2023, $10,488,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2023, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fee and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JPMorgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
4 | Dynamic Target 2040 Fund